Discontinued Operations - Schedule of Condensed Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Deferred income taxes	$ 8,917	$ 7,463	$ 11,219
Depreciation and amortization of property, plant and equipment	4,566	4,677	4,310
Stock-based compensation	634	1,140	1,093
Expenditures for property, plant and equipment	863	2,357	5,155
Software and software development costs	$ 2,466	$ 360	$ 966